Exchange rates (Tables)	6 Months Ended
Sep. 30, 2025
Foreign exchange rates [abstract]
Schedule of average and closing foreign exchange rates	The US dollar to pound sterling exchange rates used were:

30 September	2025	2024	Year ended 31 March 2025
Closing rate applied at period end	1.34	1.34	1.29
Average rate applied for the period	1.35	1.30	1.27